Related Party Transactions: Related Party Activity (Details) (USD $)	Jul. 31, 2013
Loans to Company
Current Period Increase (Decrease)	$ (133,454)
Ending Balance	61,370
Accrued Compensation
Current Period Increase (Decrease)	122,000
Ending Balance	128,000
Reimbursable Expenses
Current Period Increase (Decrease)	(9,093)
Ending Balance	(9,056)
Notes Payable, Accrued Compensation
Current Period Increase (Decrease)
Ending Balance	$ 273,000